E&E ASSETS - Lone Mountain Project (Details)				12 Months Ended
	Nov. 01, 2022 USD ($)	Nov. 01, 2021 USD ($)	Nov. 01, 2020 USD ($) oz	Dec. 31, 2022 USD ($) oz	Apr. 29, 2021 USD ($)
E&E ASSETS
Required minimum annual E&E expenditures, period one				$ 5,000
Required minimum annual E&E expenditures, period two				10,000
Required minimum annual E&E expenditures, period three				15,000
Required minimum annual E&E expenditures, period four				20,000
Lone Mountain
E&E ASSETS
Pre-production payments made in cash	$ 20,000	$ 30,000	$ 80,000
Pre-production payments to be made, November 1, 2022		30,000
Pre-production payments to be made, November 1, 2023		30,000		20,000
Pre-production payments to be made, November 1, 2024		40,000		30,000
Pre-production payments to be made, November 1, 2025 and every year thereafter				30,000
Incremental pre-production payments to be made, each year thereafter			200,000	10,000
Maximum pre-production payments to be made, November 1, 2025 and each year thereafter			$ 10,000	200,000
Required minimum annual E&E expenditures, period one				150,000
Required minimum annual E&E expenditures, period two				250,000
Required minimum annual E&E expenditures, period three				300,000
Required minimum annual E&E expenditures, period four				300,000
Required minimum annual E&E expenditures, period five				400,000
Required minimum annual E&E expenditures, period six				400,000
Threshold amount of expenditure considered for termination of work commitment		$ 1,800,000		$ 1,800,000
Percentage of net smelter return royalty			3.00%	3.00%
Reduction in net smelter return royalty upon payment of specified amount				0.50%
Percentage of net smelter return royalty upon payment of specified amount			2.50%	2.50%
Threshold minimum gold to be discovered to trigger the option to purchase the entire interest in project (in ounces) | oz			500,000	500,000
Payment to reduce net smelter return royalty				$ 2,000,000
Primary term of the lease			10 years
Maximum extension term of the lease			10 years
Purchase price of entire interest in project			$ 2,000,000
Annual work commitments, September 1, 2021			150,000		$ 0
Annual work commitments, September 1, 2022			250,000		400,000
Annual work commitments, September 1, 2023			300,000		300,000
Annual work commitments, September 1, 2024			300,000		300,000
Annual work commitments, September 1, 2025			400,000		400,000
Annual work commitments, September 1, 2026			$ 400,000		$ 400,000